Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

December 11, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	FEG Absolute Access Fund I LLC (formerly, FEG Absolute Access
TEI Fund LLC) (811-22527/333-199556)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Pre-Effective Amendment No. 2 (the “Pre-Effective Amendment”) to the registration statement on Form N-2 filed on October 23, 2014, as amended on January 8, 2015 (the “Registration Statement”) of FEG Absolute Access Fund I LLC (formerly, FEG Absolute Access TEI Fund LLC) (the “Registrant”). The Pre-Effective Amendment is being filed pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended, and the applicable rules thereunder.

The purpose of the Pre-Effective Amendment is to (1) make certain changes to the Registration Statement in response to comments received from the staff of the Securities and Exchange Commission; (2) incorporate certain financial information; (3) include disclosure that the Board of Directors may cause the Registrant to redeem a member’s units of limited liability company interest in accordance with the Fund’s Limited Liability Company Operating Agreement, the 1940 Act and the Rules thereunder in response to Comment 6 in the staff’s letter of November 21, 2014 that was confirmed via e-mail on April 24, 2015; and (4) make other non-material changes to the Registration Statement. The Registrant notes that it will file under separate cover a request for acceleration of effectiveness of the Registration Statement to January 4, 2016.

Questions and comments may be directed to the undersigned at (215) 988-2497.

Very truly yours,

/s/ Catherine A. DiValentino
Catherine A. DiValentino